Document And Entity Information	Jul. 05, 2024
Document Information [Line Items]
Entity, Registrant Name	PAID, Inc.
Document, Type	8-K
Document, Period End Date	Jul. 05, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-28720
Entity, Tax Identification Number	73-1479833
Entity, Address, Address Line One	225 Cedar Hill Street
Entity, Address, City or Town	Marlborough
Entity, Address, State or Province	MA
City Area Code	617
Local Phone Number	861-6050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	PAYD
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001017655